Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Hyundai Honour
Property, Plant and Equipment
TEU	13,100
Niledutch Lion
Property, Plant and Equipment
TEU	8,626
SM Charleston
Property, Plant and Equipment
TEU	8,533
Phoebe
Property, Plant and Equipment
TEU	8,463
Hyundai Respect
Property, Plant and Equipment
TEU	13,100
Hyundai Smart
Property, Plant and Equipment
TEU	13,100
Hyundai Speed
Property, Plant and Equipment
TEU	13,100
Hyundai Ambition
Property, Plant and Equipment
TEU	13,100
Express Berlin
Property, Plant and Equipment
TEU	10,100
Express Rome
Property, Plant and Equipment
TEU	10,100
Express Athens
Property, Plant and Equipment
TEU	10,100
Pusan C
Property, Plant and Equipment
TEU	9,580
Le Havre
Property, Plant and Equipment
TEU	9,580
CMA CGM Melisande
Property, Plant and Equipment
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment
TEU	8,530
Europe
Property, Plant and Equipment
TEU	8,468
America
Property, Plant and Equipment
TEU	8,468
CMA CGM Musset
Property, Plant and Equipment
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU	6,500
CMA CGM Racine
Property, Plant and Equipment
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU	6,500
YM Mandate
Property, Plant and Equipment
TEU	6,500
YM Maturity
Property, Plant and Equipment
TEU	6,500
Performance
Property, Plant and Equipment
TEU	6,402
Dimitra C
Property, Plant and Equipment
TEU	6,402
Zim Monaco
Property, Plant and Equipment
TEU	4,253
Zim Dalian
Property, Plant and Equipment
TEU	4,253
Zim Luanda
Property, Plant and Equipment
TEU	4,253
Rio Grande
Property, Plant and Equipment
TEU	4,253
Impairment losses | $	$ 0
Zim Sao Paolo
Property, Plant and Equipment
TEU	4,253
Zim Kingston
Property, Plant and Equipment
TEU	4,253
Seattle C (ex YM Seattle)
Property, Plant and Equipment
TEU	4,253
YM Vancouver
Property, Plant and Equipment
TEU	4,253
ANL Tongala
Property, Plant and Equipment
TEU	4,253
Derby D
Property, Plant and Equipment
TEU	4,253
Dimitris C
Property, Plant and Equipment
TEU	3,430
Express Spain
Property, Plant and Equipment
TEU	3,400
Express Black Sea
Property, Plant and Equipment
TEU	3,400
Express Argentina
Property, Plant and Equipment
TEU	3,400
Express Brazil
Property, Plant and Equipment
TEU	3,400
Express France
Property, Plant and Equipment
TEU	3,400
Singapore
Property, Plant and Equipment
TEU	3,314
Colombo
Property, Plant and Equipment
TEU	3,314
MSC Zebra
Property, Plant and Equipment
TEU	2,602
Amalia C
Property, Plant and Equipment
TEU	2,452
Danae C
Property, Plant and Equipment
TEU	2,524
Highway
Property, Plant and Equipment
TEU	2,200
Progress C
Property, Plant and Equipment
TEU	2,200
Bridge
Property, Plant and Equipment
TEU	2,200
Vladivostok
Property, Plant and Equipment
TEU	2,200
Advance
Property, Plant and Equipment
TEU	2,200
Stride
Property, Plant and Equipment
TEU	2,200
Future
Property, Plant and Equipment
TEU	2,200
Sprinter
Property, Plant and Equipment
TEU	2,200